Going Concern (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (3,522,780)	$ (2,082,734)
Net cash used in operating activities	(1,047,329)	(498,089)
Accumulated deficit	(58,111,426)	(54,588,646)
Working capital	(1,257,895)
Stockholders' deficit	$ (896,979)	$ (1,036,170)	$ (844,817)